UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2025

Date of reporting period:	September 1, 2024 – February 28, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Focused Equity Fund
Class A [PGIAX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$56	1.09%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$674,866,715
Total Number of Portfolio Holdings*	65
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Focused Equity Fund	PAGE 1	39115-STSA-0425

Putnam Focused Equity Fund
Class C [PGIEX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$95	1.84%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$674,866,715
Total Number of Portfolio Holdings*	65
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Focused Equity Fund	PAGE 1	39115-STSC-0425

Putnam Focused Equity Fund
Class R [PGIOX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$69	1.34%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$674,866,715
Total Number of Portfolio Holdings*	65
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Focused Equity Fund	PAGE 1	39115-STSR-0425

Putnam Focused Equity Fund
Class R6 [PGWTX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$37	0.72%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$674,866,715
Total Number of Portfolio Holdings*	65
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Focused Equity Fund	PAGE 1	39115-STSR6-0425

Putnam Focused Equity Fund
Class Y [PGILX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$43	0.84%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$674,866,715
Total Number of Portfolio Holdings*	65
Portfolio Turnover Rate	9%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Focused Equity Fund	PAGE 1	39115-STSY-0425

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Focused Equity
Fund

Financial Statements and Other Important Information

Semi-Annual | February 28, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The fund’s portfolio 2/28/25 (Unaudited)
COMMON STOCKS (97.2%)*	Shares	Value
Aerospace and defense (1.7%)
Airbus SE (France)	65,927	$11,424,043
		11,424,043
Air freight and logistics (1.0%)
FedEx Corp.	26,200	6,887,980
		6,887,980
Automobiles (1.4%)
Tesla, Inc. †	31,400	9,199,572
		9,199,572
Banks (2.7%)
Citigroup, Inc.	230,020	18,390,099
		18,390,099
Beverages (2.2%)
Coca-Cola Co. (The)	208,900	14,875,769
		14,875,769
Broadline retail (5.2%)
Amazon.com, Inc. †	166,300	35,302,164
		35,302,164
Capital markets (2.7%)
Charles Schwab Corp. (The)	227,700	18,108,981
		18,108,981
Chemicals (1.8%)
Corteva, Inc.	190,300	11,985,094
		11,985,094
Consumer finance (2.2%)
Capital One Financial Corp.	74,000	14,840,700
		14,840,700
Consumer staples distribution and retail (3.6%)
Walmart, Inc.	246,400	24,297,504
		24,297,504
Electric utilities (2.1%)
NextEra Energy, Inc.	198,300	13,914,711
		13,914,711
Entertainment (1.6%)
Netflix, Inc. †	11,000	10,786,160
		10,786,160
Financial services (1.8%)
Apollo Global Management, Inc.	79,200	11,822,184
		11,822,184
Ground transportation (1.5%)
Canadian Pacific Kansas City, Ltd. (Canada)	131,000	10,207,520
		10,207,520
Health care equipment and supplies (3.0%)
Intuitive Surgical, Inc. †	35,700	20,461,455
		20,461,455
Health care providers and services (2.5%)
Humana, Inc.	12,000	3,245,040
UnitedHealth Group, Inc.	28,400	13,488,864
		16,733,904
Hotels, restaurants, and leisure (3.2%)
Booking Holdings, Inc.	2,400	12,038,424
Hilton Worldwide Holdings, Inc.	37,000	9,803,520
		21,841,944
Insurance (4.0%)
AIA Group, Ltd. (Hong Kong)	1,933,600	14,846,923
AXA SA (France)	313,051	12,239,781
		27,086,704

Focused Equity Fund
1

COMMON STOCKS (97.2%)* cont.	Shares	Value
Interactive media and services (7.4%)
Alphabet, Inc. Class A	121,600	$20,706,048
Meta Platforms, Inc. Class A	43,300	28,933,060
		49,639,108
IT Services (0.6%)
Accenture PLC Class A	10,700	3,728,950
		3,728,950
Machinery (2.1%)
Otis Worldwide Corp.	141,337	14,102,606
		14,102,606
Office REITs (1.0%)
Vornado Realty Trust R S	160,200	6,734,808
		6,734,808
Oil, gas, and consumable fuels (3.9%)
Cenovus Energy, Inc. (Canada)	383,876	5,309,389
Exxon Mobil Corp.	190,400	21,197,232
		26,506,621
Passenger airlines (1.1%)
Ryanair Holdings PLC ADR (Ireland) S	147,850	7,175,161
		7,175,161
Pharmaceuticals (6.5%)
AstraZeneca PLC ADR (United Kingdom)	188,800	14,388,448
Eli Lilly and Co.	31,700	29,183,971
		43,572,419
Semiconductors and semiconductor equipment (9.4%)
Analog Devices, Inc.	41,800	9,616,508
Broadcom, Inc.	84,300	16,811,949
NVIDIA Corp.	298,200	37,251,144
		63,679,601
Software (9.9%)
Microsoft Corp.	140,800	55,896,192
Oracle Corp.	56,400	9,365,784
Salesforce, Inc.	6,200	1,846,670
		67,108,646
Specialty retail (1.8%)
Home Depot, Inc. (The)	31,100	12,334,260
		12,334,260
Technology hardware, storage, and peripherals (9.3%)
Apple, Inc.	220,600	53,349,904
Seagate Technology Holdings PLC	95,400	9,722,213
		63,072,117
Total common stocks (cost $436,260,599)		$655,820,785
SHORT-TERM INVESTMENTS (4.5%)*	Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 4.50% [d]	Shares 12,209,538	$12,209,538
Putnam Short Term Investment Fund Class P 4.50% L	Shares 17,803,471	17,803,471
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% P	Shares 210,000	210,000
U.S. Treasury Bills 4.314%, 4/22/25	$200,000	198,826
Total short-term investments (cost $30,421,789)		$30,421,835
TOTAL INVESTMENTS
Total investments (cost $466,682,388)	$686,242,620
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.

2
Focused Equity Fund

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $674,866,715.
†	This security is non-income-producing.
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	FORWARD CURRENCY CONTRACTS at 2/28/25 (aggregate face value $73,970,382) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	4/16/25	$595,324	$598,378	$3,054
	Barclays Bank PLC
		Euro	Sell	3/19/25	641,658	651,134	9,476
	Citibank, N.A.
		Canadian Dollar	Sell	4/16/25	326,611	328,349	1,738
		Euro	Sell	3/19/25	8,251,761	8,373,285	121,524
		Hong Kong Dollar	Sell	5/21/25	3,984,375	3,981,941	(2,434)
	Goldman Sachs International
		British Pound	Sell	3/19/25	2,922,759	2,945,725	22,966
		Canadian Dollar	Sell	4/16/25	2,002,397	2,012,933	10,536
	HSBC Bank PLC
		Hong Kong Dollar	Sell	5/21/25	923,604	922,949	(655)
	JPMorgan Chase Bank N.A.
		Hong Kong Dollar	Sell	5/21/25	1,779,558	1,778,263	(1,295)
	Morgan Stanley & Co. International PLC
		British Pound	Sell	3/19/25	886,161	896,400	10,239
		Canadian Dollar	Sell	4/16/25	3,237,715	3,254,664	16,949
		Euro	Buy	3/19/25	1,993,491	1,964,894	28,597
		Euro	Sell	3/19/25	8,945,014	9,139,429	194,415
		Hong Kong Dollar	Sell	5/21/25	4,839,169	4,835,808	(3,361)
	State Street Bank and Trust Co.
		British Pound	Sell	3/19/25	6,585,391	6,636,053	50,662
		Canadian Dollar	Sell	4/16/25	3,309,187	3,326,742	17,555
		Euro	Sell	3/19/25	11,808,652	11,860,677	52,025
	Toronto-Dominion Bank
		British Pound	Sell	3/19/25	2,464,019	2,483,176	19,157
	UBS AG
		Canadian Dollar	Sell	4/16/25	5,442,686	5,468,970	26,284
	WestPac Banking Corp.
		British Pound	Sell	3/19/25	922,010	929,264	7,254
		Hong Kong Dollar	Sell	5/21/25	1,582,501	1,581,348	(1,153)
	Unrealized appreciation						592,431
	Unrealized (depreciation)						(8,898)
	Total						$583,533
*	The exchange currency for all contracts listed is the United States Dollar.

Focused Equity Fund
3

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$60,425,268	$—	$—
Consumer discretionary	78,677,940	—	—
Consumer staples	39,173,273	—	—
Energy	26,506,621	—	—
Financials	63,161,964	27,086,704	—
Health care	80,767,778	—	—
Industrials	38,373,267	11,424,043	—
Information technology	197,589,314	—	—
Materials	11,985,094	—	—
Real Estate	6,734,808	—	—
Utilities	13,914,711	—	—
Total common stocks	617,310,038	38,510,747	—
Short-term investments	210,000	30,211,835	—
Totals by level	$617,520,038	$68,722,582	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$583,533	$—
	Totals by level	$—	$583,533	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

4
Focused Equity Fund

Financial statements

Statement of assets and liabilities

2/28/25 (Unaudited)

ASSETS
Investment in securities, at value, including $12,193,123 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $436,669,379)	$656,229,611
Affiliated issuers (identified cost $30,013,009) (Notes 1 and 5)	30,013,009
Dividends, interest and other receivables	930,408
Foreign tax reclaim	560,107
Receivable for shares of the fund sold	237,721
Unrealized appreciation on forward currency contracts (Note 1)	592,431
Prepaid assets	59,042
Total assets	688,622,329

LIABILITIES
Payable for shares of the fund repurchased	340,380
Payable for compensation of Manager (Note 2)	318,320
Payable for custodian fees (Note 2)	13,362
Payable for investor servicing fees (Note 2)	189,727
Payable for Trustee compensation and expenses (Note 2)	159,119
Payable for administrative services (Note 2)	1,841
Payable for distribution fees (Note 2)	122,728
Unrealized depreciation on forward currency contracts (Note 1)	8,898
Collateral on securities loaned, at value (Note 1)	12,209,538
Collateral on certain derivative contracts, at value (Notes 1 and 8)	210,000
Other accrued expenses	181,701
Total liabilities	13,755,614
Net assets	$674,866,715

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$552,599,472
Total distributable earnings (Note 1)	122,267,243
Total — Representing net assets applicable to capital shares outstanding	$674,866,715

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($520,081,118 divided by 15,108,551 shares)	$34.42
Offering price per class A share (100/94.25 of $34.42)*	$36.52
Net asset value and offering price per class C share ($23,566,377 divided by 775,236 shares)**	$30.40
Net asset value, offering price and redemption price per class R share ($6,957,350 divided by 208,115 shares)	$33.43
Net asset value, offering price and redemption price per class R6 share ($3,757,660 divided by 104,935 shares)	$35.81
Net asset value, offering price and redemption price per class Y share ($120,504,210 divided by 3,399,374 shares)	$35.45
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Focused Equity Fund	5

Statement of operations

Six months ended 2/28/25 (Unaudited)

Investment income
Dividends (net of foreign tax of $22,319) (including dividend income of $240,811 from investments in affiliated issuers) (Note 5)	$3,943,527
Interest	8,512
Securities lending (net of expenses) (Notes 1 and 5)	14,190
Total investment income	3,966,229

EXPENSES
Compensation of Manager (Note 2)	2,082,910
Investor servicing fees (Note 2)	578,048
Custodian fees (Note 2)	9,056
Trustee compensation and expenses (Note 2)	11,818
Distribution fees (Note 2)	795,523
Administrative services (Note 2)	7,800
Other	198,422
Total expenses	3,683,577
Expense reduction (Note 2)	(2,867)
Net expenses	3,680,710
Net investment income	285,519

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	26,617,729
Foreign currency transactions (Note 1)	(33,415)
Forward currency contracts (Note 1)	2,072,472
Total net realized gain	28,656,786
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	20,752,754
Assets and liabilities in foreign currencies	(37,311)
Forward currency contracts	1,357,195
Total change in net unrealized appreciation	22,072,638
Net gain on investments	50,729,424
Net increase in net assets resulting from operations	$51,014,943

The accompanying notes are an integral part of these financial statements.

6	Focused Equity Fund

Statement of changes in net assets

	Six months ended 2/28/25*	Year ended 8/31/24
Increase (decrease) in net assets
Operations
Net investment income	$285,519	$1,538,899
Net realized gain on investments and foreign currency transactions	28,656,786	80,268,690
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	22,072,638	75,132,047
Net increase in net assets resulting from operations	51,014,943	156,939,636
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(509,862)	(2,261,476)
Class B	—	(17,466)
Class C	—	(149,730)
Class R	—	(35,662)
Class R6	(60,942)	(103,741)
Class Y	(394,512)	(534,300)
Net realized short-term gain on investments
Class A	(1,912,058)	—
Class B	—	—
Class C	(102,005)	—
Class R	(25,822)	—
Class R6	(50,473)	—
Class Y	(436,550)	—
From capital gain on investments
Net realized long-term gain on investments
Class A	(48,452,978)	(1,706,200)
Class B	—	(13,177)
Class C	(2,584,892)	(112,966)
Class R	(654,358)	(26,906)
Class R6	(1,279,032)	(78,268)
Class Y	(11,062,504)	(403,110)
Increase (decrease) from capital share transactions (Note 4)	11,900,483	(83,716,430)
Total increase (decrease) in net assets	(4,610,562)	67,780,204
Net assets
Beginning of period	679,477,277	611,697,073
End of period	$674,866,715	$679,477,277
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Focused Equity Fund	7

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
February 28, 2025**	$35.28	.01	2.73	2.74	(.04)	(3.56)	(3.60)	$34.42	7.56*	$520,081	.54*	.03*	9*
August 31, 2024	27.83	.07	7.64	7.71	(.15)	(.11)	(.26)	35.28	27.94	512,150	1.11	.23	30
August 31, 2023	25.93	.13	3.36	3.49	(.54)	(1.05)	(1.59)	27.83	14.45	442,601	1.15	.52	20
August 31, 2022	30.72	.17	(2.52)	(2.35)	(.01)	(2.43)	(2.44)	25.93	(8.42)	411,469	1.14[d]	.60	19
August 31, 2021	24.12	.11	6.49	6.60	—	—	—	30.72	27.36	456,675	1.15[e,f]	.41[e]	77
August 31, 2020	21.69	.05	2.87	2.92	—	(.49)	(.49)	24.12	13.62	390,813	1.32[e]	.22[e]	294
Class C
February 28, 2025**	$31.62	(.11)	2.45	2.34	—	(3.56)	(3.56)	$30.40	7.16*	$23,566	.91*	(.34)*	9*
August 31, 2024	25.15	(.15)	6.88	6.73	(.15)	(.11)	(.26)	31.62	27.01	25,507	1.86	(.54)	30
August 31, 2023	23.48	(.06)	3.04	2.98	(.26)	(1.05)	(1.31)	25.15	13.57	29,605	1.90	(.27)	20
August 31, 2022	28.24	(.06)	(2.26)	(2.32)	(.01)	(2.43)	(2.44)	23.48	(9.09)	51,468	1.89[d]	(.22)	19
August 31, 2021	22.34	(.10)	6.00	5.90	—	—	—	28.24	26.41	110,048	1.90[e,f]	(.39)[e]	77
August 31, 2020	20.27	(.14)	2.70	2.56	—	(.49)	(.49)	22.34	12.78	158,407	2.07[e]	(.68)[e]	294
Class R
February 28, 2025**	$34.36	(.03)	2.66	2.63	—	(3.56)	(3.56)	$33.43	7.45*	$6,957	.66*	(.09)*	9*
August 31, 2024	27.18	(.01)	7.45	7.44	(.15)	(.11)	(.26)	34.36	27.61	6,925	1.36	(.04)	30
August 31, 2023	25.37	.06	3.28	3.34	(.48)	(1.05)	(1.53)	27.18	14.13	7,391	1.40	.26	20
August 31, 2022	30.17	.10	(2.46)	(2.36)	(.01)	(2.43)	(2.44)	25.37	(8.62)	7,174	1.39[d]	.35	19
August 31, 2021	23.75	.04	6.38	6.42	—	—	—	30.17	27.03	8,030	1.40[e,f]	.14[e]	77
August 31, 2020	21.41	—[g]	2.83	2.83	—	(.49)	(.49)	23.75	13.37	8,363	1.57[e]	—[e,h]	294
Class R6
February 28, 2025**	$36.62	.07	2.84	2.91	(.16)	(3.56)	(3.72)	$35.81	7.77*	$3,758	.36*	.17*	9*
August 31, 2024	28.76	.18	7.94	8.12	(.15)	(.11)	(.26)	36.62	28.46	14,198.73		.57	30
August 31, 2023	26.76	.24	3.46	3.70	(.65)	(1.05)	(1.70)	28.76	14.87	20,877.74		.92	20
August 31, 2022	31.50	.29	(2.59)	(2.30)	(.01)	(2.43)	(2.44)	26.76	(8.03)	17,415	.74[d]	1.00	19
August 31, 2021	24.64	.22	6.64	6.86	—	—	—	31.50	27.84	20,768	.75[e,f]	.80[e]	77
August 31, 2020	22.05	.15	2.93	3.08	—	(.49)	(.49)	24.64	14.13	18,333	.87[e]	.69[e]	294
Class Y
February 28, 2025**	$36.27	.06	2.80	2.86	(.12)	(3.56)	(3.68)	$35.45	7.70*	$120,504	.42*	.16*	9*
August 31, 2024	28.53	.15	7.85	8.00	(.15)	(.11)	(.26)	36.27	28.27	119,263.86		.48	30
August 31, 2023	26.55	.20	3.44	3.64	(.61)	(1.05)	(1.66)	28.53	14.73	107,108.90		.76	20
August 31, 2022	31.32	.24	(2.57)	(2.33)	(.01)	(2.43)	(2.44)	26.55	(8.18)	113,376	.89[d]	.85	19
August 31, 2021	24.53	.17	6.62	6.79	—	—	—	31.32	27.68	134,722	.90[e,f]	.64[e]	77
August 31, 2020	22.00	.10	2.92	3.02	—	(.49)	(.49)	24.53	13.88	152,930	1.07[e]	.43[e]	294

The accompanying notes are an integral part of these financial statements.

8
Focused Equity Fund

Financial highlights cont.

*	Not annualized.
**	Unaudited.
[a]	Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Includes one-time proxy cost of 0.01%.
[e]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses of each class reflect a reduction of the following amounts (Note 2):
Percentage of average net assets
August 31, 2021	0.01%
August 31, 2020	0.20
[f]	Includes one-time merger costs which amounted to less than 0.01% as a percentage of average net assets.
[g]	Amount represents less than $0.01 per share.
[h]	Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

Focused Equity Fund
9

Notes to financial statements 2/28/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from September 1, 2024 through February 28, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Focused Equity Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act, as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund invests mainly in equity securities (growth or value stocks or both) of large and midsize companies that the fund’s investment manager believes have favorable investment potential. The fund’s investment manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in equity investments, including common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). This policy may be changed only after 60 days’ notice to shareholders. The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to concentrate its investments in a limited number of issuers.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B *	None	5.00% phased out over six years	Converts to class A shares on September 5, 2024
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
* Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

10
Focused Equity Fund

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party.

Focused Equity Fund
11

Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,950 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $12,209,538 and the value of securities loaned amounted to $12,193,123.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund , if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$55,353,763	$72,323,797	$127,677,560

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $466,050,512, resulting in gross unrealized appreciation and depreciation of $229,177,673 and $8,402,032, respectively, or net unrealized appreciation of $220,775,641.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.780%	of the first $5 billion,
0.730%	of the next $5 billion,
0.680%	of the next $10 billion,
0.630%	of the next $10 billion,
0.580%	of the next $50 billion,
0.560%	of the next $50 billion,
0.550%	of the next $100 billion and
0.545%	of any excess thereafter.

12
Focused Equity Fund

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.300% of the fund’s average net assets.

Putnam Management has contractually agreed, through December 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has retained Franklin Advisers as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Franklin Advisers provides certain advisory and related services. Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of FTIML, Putnam Management (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management had engaged the services of PIL, Putnam Management (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL (prior to November 1, 2024). PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PAC, Putnam Management (and not the fund) would pay a monthly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-advisor.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$444,856
Class B	33
Class C	20,813
Class R	5,878
Class R6	2,983
Class Y	103,485
Total	$578,048

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,867 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $476, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$654,248
Class B	1.00%	1.00%	$195
Class C	1.00%	1.00%	$123,632
Class R	1.00%	0.50%	$17,448
Total			$795,523

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $19,903 from the sale of class A shares and received no monies and $537 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors, acting as underwriter, received $51 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$63,472,252	$125,517,983
U.S. government securities (Long-term)	—	—
Total	$63,472,252	$125,517,983

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Focused Equity Fund
13

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	423,946	$14,915,487	759,956	$23,005,453
Shares issued in connection with reinvestment of distributions	1,405,043	49,274,852	138,447	3,841,876
	1,828,989	64,190,339	898,403	26,847,329
Shares repurchased	(1,237,465)	(43,926,109)	(2,286,717)	(69,747,992)
Net increase (decrease)	591,524	$20,264,230	(1,388,314)	$(42,900,663)
	SIX MONTHS ENDED 2/28/25 *		YEAR ENDED 8/31/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	26	$815
Shares issued in connection with reinvestment of distributions	—	—	1,090	27,219
	—	—	1,116	28,034
Shares repurchased	(45,422)	(1,393,471)	(119,521)	(3,213,138)
Net decrease	(45,422)	$(1,393,471)	(118,405)	$(3,185,104)
	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	44,654	$1,408,016	51,638	$1,404,370
Shares issued in connection with reinvestment of distributions	86,417	2,681,507	10,485	262,229
	131,071	4,089,523	62,123	1,666,599
Shares repurchased	(162,591)	(5,135,775)	(432,439)	(11,662,487)
Net decrease	(31,520)	$(1,046,252)	(370,316)	$(9,995,888)
	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	30,391	$1,047,278	43,712	$1,307,412
Shares issued in connection with reinvestment of distributions	19,655	669,853	2,285	61,886
	50,046	1,717,131	45,997	1,369,298
Shares repurchased	(43,440)	(1,493,822)	(116,424)	(3,436,150)
Net increase (decrease)	6,606	$223,309	(70,427)	$(2,066,852)
	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	43,949	$1,604,769	68,613	$2,216,575
Shares issued in connection with reinvestment of distributions	37,554	1,368,859	6,335	182,009
	81,503	2,973,628	74,948	2,398,584
Shares repurchased	(364,288)	(13,103,876)	(413,050)	(13,342,158)
Net decrease	(282,785)	$(10,130,248)	(338,102)	$(10,943,574)
	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	186,502	$6,849,312	380,451	$11,902,712
Shares issued in connection with reinvestment of distributions	315,890	11,403,618	32,052	912,854
	502,392	18,252,930	412,503	12,815,566
Shares repurchased	(391,422)	(14,270,015)	(878,459)	(27,439,915)
Net increase (decrease)	110,970	$3,982,915	(465,956)	$(14,624,349)
* Effective September 5, 2024, the fund has terminated its class B shares.

14
Focused Equity Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
Short-term investments
Putnam Cash Collateral Pool, LLC *	$7,375,700	$173,399,420	$168,565,582	$396,387	$12,209,538
Putnam Short Term Investment Fund Class P ‡	9,222,699	70,934,111	62,353,339	240,811	17,803,471
Total Short-term investments	$16,598,399	$244,333,531	$230,918,921	$637,198	$30,013,009
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$81,600,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$592,431	Payables	$8,898
Total		$592,431		$8,898

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$2,072,472	$2,072,472
Total	$2,072,472	$2,072,472
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$1,357,195	$1,357,195
Total	$1,357,195	$1,357,195

Focused Equity Fund
15

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank PLC	JPMorgan Chase Bank N.A.
Assets:
Forward currency contracts #	$3,054	$9,476	$123,262	$33,502	$—	$—
Total Assets	$3,054	$9,476	$123,262	$33,502	$—	$—
Liabilities:
Forward currency contracts #	—	—	2,434	—	655	1,295
Total Liabilities	$—	$—	$2,434	$—	$655	$1,295
Total Financial and Derivative Net Assets	$3,054	$9,476	$120,828	$33,502	$(655)	$(1,295)
Total collateral received (pledged) †##	$—	$—	$90,000	$—	$—	$—
Net amount	$3,054	$9,476	$30,828	$33,502	$(655)	$(1,295)
Controlled collateral received (including TBA commitments) **	$—	$—	$90,000	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—

	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Forward currency contracts #	$250,200	$120,242	$19,157	$26,284	$7,254	$592,431
Total Assets	$250,200	$120,242	$19,157	$26,284	$7,254	$592,431
Liabilities:
Forward currency contracts #	3,361	—	—	—	1,153	8,898
Total Liabilities	$3,361	$—	$—	$—	$1,153	$8,898
Total Financial and Derivative Net Assets	$246,839	$120,242	$19,157	$26,284	$6,101	$583,533
Total collateral received (pledged) †##	$120,000	$—	$—	$—	$—
Net amount	$126,839	$120,242	$19,157	$26,284	$6,101
Controlled collateral received (including TBA commitments) **	$120,000	$—	$—	$—	$—	$210,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

16
Focused Equity Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Focused Equity Fund
17

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Putnam Investment Management, LLC (“Putnam Management”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and an amended and restated Sub-Advisory Contract with respect to your fund (the “Amended PAC Sub-Advisory Contract”) between Putnam Management and its affiliate, The Putnam Advisory Company, LLC (“PAC”). Putnam Management, FTIML, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract. At its September 2024 meeting, the Contract Committee met with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Putnam Management and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity. The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Putnam Management would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Putnam Management (each, a “Current Management Contract”); and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Putnam Management and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Putnam Management and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

In addition, the Trustees considered that, in connection with their review of your fund’s Current Management Contract and the PIL Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract in connection with their consideration of the New FTIML Sub-Advisory Agreement.

The Trustees also considered information received as part of the review process ending in June 2024 in connection with their consideration of a new Sub-Advisory Agreement for your fund (the “Franklin Advisers Sub-Advisory Agreement”) between Putnam Management and Franklin Advisers, Inc., an affiliate of Putnam Management and FTIML, including updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also considered other information received in connection with their review of the Franklin Advisers Sub-Advisory Agreement, including certain performance information for Franklin Templeton’s fixed income and investment solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

18
Focused Equity Fund

registered investment company business, which included the financial results of FTIML.

Considerations in connection with the Trustees’ approval of the Amended PAC Sub-Advisory Contract

With respect to the proposed Amended PAC Sub-Advisory Contract, the Trustees considered that the contract was being amended and restated to remove PIL as a party to the contract, revise the sub-advisory fee structure for certain funds, and make certain other non-substantive changes to contractual terms. The Trustees noted that removing PIL from the sub-advisory contract with respect to the fund among Putnam Management, PIL, and PAC (the “PAC Sub-Advisory Contract”) would have no impact on the management of the funds, since Putnam Management, and not PIL, had been (under the PAC Sub-Advisory Contract), and would continue to be (under the Amended PAC Sub-Advisory Contract), responsible for overseeing any services provided by PAC to the applicable funds. The Trustees also considered that the Amended PAC Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as Putnam Management would compensate PAC for such services out of the fees it receives under each fund’s Current Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Focused Equity Fund
19

© 2025 Franklin Templeton. All rights reserved.	39115-SFSOI 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: April 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: April 28, 2025